Summary of Significant Accounting Policies and Going Concern (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Aug. 29, 2018	Sep. 30, 2017
Net loss		$ (854,220)	$ (1,016,870)	$ (1,521,063)	$ (2,082,412)	$ (7,115,159)	$ (5,774,867)
Cash in operations				222,279	(746,317)	(1,105,330)	(794,369)
Working capital deficit				15,008,678		13,632,338
Stockholders' deficit		16,217,285		16,217,285		14,895,354
Accumulated deficit		$ (28,267,514)		(28,267,514)		$ (26,746,451)	(19,631,292)
Capitalization cost for single unit						2,000
Property and equipment, depreciates						3 years
Depreciation expense				$ 2,772	2,065	$ 11,280	$ 9,659
Amortized of goodwill and intangible assets life				4 years		4 years
Options outstanding		17,755		17,755		17,755	18,505		44,351
Exercisable		12,917		12,917		12,838
Warrants outstanding		9,981,923		9,981,923		1,198,270
Exercisable				1,198,271
Convertible debt, amount				$ 8,851
Cost of sales of Freight				$ 21,667	57,268	$ 72,665	$ 90,869
Default Penalty		50.00%		50.00%
Interest rates	25.00%
Derivative liability amount		$ 119,777		$ 119,777		119,777		$ 10,435
Convertible debt, amount				$ 8,851
Maximum [Member]
Interest rates				24.00%
Minimum [Member]
Interest rates				18.00%
Common Stock [Member]
Net loss
Convertible Debt [Member]
Convertible debt, amount				1,100,058		1,083,900
Convertible debt, amount				$ 1,100,058		$ 1,083,900
Convertible Debt [Member] | Common Stock [Member]
Convertible debt, shares				46,555,768		11,162,896
Convertible Notes Payable [Member] | Common Stock [Member]
Convertible debt, amount				$ 7,010,951		$ 6,693,064
Convertible debt, shares				323,394,708		83,780,049
Number of shares converted						12,756,564
Convertible debt, amount				$ 7,010,951		$ 6,693,064